Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
Atacadao SA	1,784,829	$4,112,100
B3 SA - Brasil, Bolsa, Balcao	4,466,493	12,069,027
Banco do Brasil SA	475,702	5,245,040
Banco Santander Brasil SA	1,101,567	6,937,877
CCR SA	3,418,791	9,404,705
Cosan SA	3,539,284	12,763,440
Engie Brasil Energia SA	1,609,610	14,225,381
Hapvida Participacoes e Investimentos SA(a)(b)	4,852,281	4,308,056
Localiza Rent a Car SA	871,830	10,634,730
Localiza Rent a Car SA, NVS(b)	8,323	95,539
Lojas Renner SA	2,661,213	8,850,795
Natura & Co. Holding SA(b)	1,423,192	4,768,021
Petroleo Brasileiro SA	1,118,825	8,569,540
PRIO SA(b)	416,152	3,883,313
Raia Drogasil SA	1,337,783	7,631,972
Rumo SA	876,529	4,078,080
TOTVS SA	1,738,449	11,764,963
Ultrapar Participacoes SA	2,427,931	12,455,229
Vibra Energia SA	1,862,477	8,835,513
		150,633,321
Chile — 0.4%
Empresas Copec SA	889,664	6,584,422
Enel Americas SA(b)	93,138,416	10,843,633
		17,428,055
China — 27.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,567,400	4,862,514
3SBio Inc.(a)	10,342,500	9,605,892
AAC Technologies Holdings Inc.	1,835,000	5,159,723
Agricultural Bank of China Ltd., Class A	11,860,800	6,074,356
Agricultural Bank of China Ltd., Class H	31,288,000	11,549,439
Alibaba Group Holding Ltd.(b)	9,511,568	88,413,914
Alibaba Health Information Technology Ltd.(b)(c)	12,694,000	7,201,739
Baidu Inc.(b)	1,362,562	20,219,206
Bank of China Ltd., Class H	25,308,000	9,272,575
Bosideng International Holdings Ltd.	9,850,000	4,130,396
BYD Co. Ltd., Class A	247,155	6,879,302
BYD Co. Ltd., Class H	808,500	21,729,733
China Construction Bank Corp., Class A	6,846,500	6,128,228
China Construction Bank Corp., Class H	61,005,000	35,272,688
China International Capital Corp. Ltd., Class H(a)	2,365,600	3,736,600
China Life Insurance Co. Ltd., Class H	2,645,000	3,582,515
China Medical System Holdings Ltd.	5,705,000	10,958,623
China Mengniu Dairy Co. Ltd.	4,938,000	15,472,660
China Merchants Bank Co. Ltd., Class A	1,244,440	5,014,150
China Merchants Bank Co. Ltd., Class H	3,706,000	12,933,999
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,282,500	4,786,304
China Resources Beer Holdings Co. Ltd.	822,000	3,705,498
China Resources Gas Group Ltd.	2,281,200	7,149,590
China Resources Land Ltd.	2,430,000	8,896,692
China Resources Pharmaceutical Group Ltd.(a)	7,430,500	4,631,739
China Ruyi Holdings Ltd.(b)	16,352,000	3,705,278
Chow Tai Fook Jewellery Group Ltd.(c)	4,004,800	5,814,184
CMOC Group Ltd., Class A	12,800,900	9,339,262
CMOC Group Ltd., Class H	13,539,000	7,736,476
Contemporary Amperex Technology Co. Ltd., Class A	495,185	11,572,854
CSC Financial Co. Ltd., Class A	1,068,000	3,852,849
CSPC Pharmaceutical Group Ltd.	4,593,520	4,136,924
Security	Shares	Value

China (continued)
ENN Energy Holdings Ltd.	1,305,700	$9,012,297
Far East Horizon Ltd.	5,959,000	4,363,097
Fosun International Ltd.	18,095,000	10,299,876
Ganfeng Lithium Group Co. Ltd., Class A	921,550	5,030,300
Geely Automobile Holdings Ltd.	7,109,000	7,735,160
Greentown China Holdings Ltd.	3,759,500	3,999,519
Haier Smart Home Co. Ltd., Class A	1,318,800	4,085,301
Haier Smart Home Co. Ltd., Class H	2,420,200	7,017,722
Haitong Securities Co. Ltd., Class A	2,982,600	4,055,379
Hansoh Pharmaceutical Group Co. Ltd.(a)	3,088,000	6,240,778
Huatai Securities Co. Ltd., Class A	4,055,702	8,124,773
Huatai Securities Co. Ltd., Class H(a)	2,966,200	3,710,064
Industrial & Commercial Bank of China Ltd., Class A	12,331,000	8,299,545
Industrial & Commercial Bank of China Ltd., Class H	51,870,000	24,681,163
JD Health International Inc.(a)(b)	803,400	3,819,457
JD.com Inc.	1,399,378	19,087,651
Jiangsu Hengrui Medicine Co. Ltd., Class A	612,600	4,116,490
Kingboard Holdings Ltd.	1,704,000	4,101,136
Kingdee International Software Group Co. Ltd.(b)	4,452,000	6,180,290
Kuaishou Technology(a)(b)	1,538,500	11,343,899
Lenovo Group Ltd.	18,596,000	22,949,644
Li Auto Inc.(b)	1,419,128	26,239,465
Meituan, Class B(a)(b)	2,779,230	32,173,750
Microport Scientific Corp.(b)	2,404,700	3,852,360
NetEase Inc.	1,325,170	29,893,657
NIO Inc., ADR(b)(c)	1,134,492	8,247,757
Nongfu Spring Co. Ltd., Class H(a)	1,919,800	10,950,115
Pinduoduo Inc., ADR(b)(c)	293,863	43,327,161
Ping An Insurance Group Co. of China Ltd., Class H	5,394,000	24,740,393
Pop Mart International Group Ltd.(a)	1,357,000	4,072,017
Shanghai Electric Group Co. Ltd., Class A(b)	7,581,900	4,680,400
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,240,184	4,842,319
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,977,800	4,973,020
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,014,100	4,369,283
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,422,501	4,568,390
Shenzhen Inovance Technology Co. Ltd., Class A	452,700	4,181,654
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	319,000	12,966,039
Sino Biopharmaceutical Ltd.	11,952,000	5,875,550
Sinopharm Group Co. Ltd., Class H	1,577,200	3,908,703
Sungrow Power Supply Co. Ltd., Class A	347,567	4,041,957
Sunny Optical Technology Group Co. Ltd.	656,900	6,220,867
TCL Technology Group Corp., Class A(b)	13,348,240	7,809,944
Tencent Holdings Ltd.	3,714,900	154,759,562
Tianqi Lithium Corp., Class A	527,000	3,693,200
Tongcheng Travel Holdings Ltd.(b)	5,899,600	10,845,643
Trip.com Group Ltd.(b)	143,721	5,047,981
Vipshop Holdings Ltd., ADR(b)	640,445	10,266,333
WuXi AppTec Co. Ltd., Class A	829,900	9,571,956
WuXi AppTec Co. Ltd., Class H(a)(c)	344,280	4,027,338
Wuxi Biologics Cayman Inc.(a)(b)(c)	4,423,500	24,559,635
Xiaomi Corp., Class B(a)(b)	3,836,400	7,671,523
XPeng Inc.(b)	1,552,596	12,938,872
Yadea Group Holdings Ltd.(a)	6,036,000	11,350,320
Yum China Holdings Inc.	455,463	19,666,892
Yunnan Baiyao Group Co. Ltd., Class A	1,188,620	8,365,008

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yunnan Energy New Material Co. Ltd., Class A	578,000	$4,761,565
		1,081,240,072
Colombia — 0.1%
Bancolombia SA	572,826	4,524,582

Egypt — 0.1%
Commercial International Bank Egypt SAE	2,537,904	3,934,327

Greece — 0.8%
Motor Oil Hellas Corinth Refineries SA	189,990	5,128,744
Mytilineos SA	390,690	15,624,283
OPAP SA	743,089	11,883,002
		32,636,029
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,578,115	12,565,249

India — 15.7%
ABB India Ltd.	79,988	4,242,735
Ashok Leyland Ltd.	3,010,126	6,613,077
Asian Paints Ltd.	712,622	26,660,944
Astral Ltd.	306,189	7,167,292
AU Small Finance Bank Ltd.(a)	934,582	8,326,820
Axis Bank Ltd.	1,435,710	18,536,441
Bajaj Finance Ltd.	171,122	14,628,526
Bandhan Bank Ltd.(a)	1,557,416	4,228,414
Bharti Airtel Ltd.	2,184,462	26,621,609
Dabur India Ltd.	1,535,189	9,900,978
DLF Ltd.	905,229	6,801,644
Eicher Motors Ltd.	90,092	4,215,278
Havells India Ltd.	261,817	4,094,004
HCL Technologies Ltd.	1,552,514	25,016,565
HDFC Bank Ltd.	2,288,212	42,898,015
Hero MotoCorp Ltd.	275,270	12,621,718
Hindalco Industries Ltd.	832,255	5,161,334
Hindustan Unilever Ltd.	794,469	24,259,014
ICICI Bank Ltd.	4,069,121	45,442,834
ICICI Prudential Life Insurance Co. Ltd.(a)	1,469,650	9,920,374
IDFC First Bank Ltd.(b)	13,278,525	13,595,391
Indian Hotels Co. Ltd. (The), Class A	1,303,489	6,597,909
Info Edge India Ltd.	84,313	4,670,321
Infosys Ltd.	2,819,551	49,283,093
Kotak Mahindra Bank Ltd.	1,217,856	25,674,312
Mahindra & Mahindra Ltd.	565,103	11,178,304
Mahindra & Mahindra Ltd., GDR	609,568	12,160,882
Marico Ltd.	3,661,311	23,661,323
PI Industries Ltd.	181,540	8,208,879
Power Grid Corp. of India Ltd.	3,408,593	8,548,918
Reliance Industries Ltd.	2,118,717	60,472,483
Supreme Industries Ltd.	218,236	11,611,314
Tata Consultancy Services Ltd.	358,014	15,001,148
Tata Consumer Products Ltd.	1,087,610	12,281,072
Tata Elxsi Ltd.	44,209	4,381,488
Tech Mahindra Ltd.	398,417	5,840,768
Titan Co. Ltd.	199,969	8,378,159
Trent Ltd.	172,600	5,768,252
TVS Motor Co. Ltd.	588,683	13,184,118
United Spirits Ltd.	362,777	4,568,201
Varun Beverages Ltd.	404,835	5,364,223
Zomato Ltd.(b)	8,738,241	12,448,375
		630,236,549
Indonesia — 1.6%
Bank Central Asia Tbk PT	18,776,900	10,867,757
Security	Shares	Value

Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	9,062,700	$3,082,253
Bank Rakyat Indonesia Persero Tbk PT	39,683,700	13,505,325
Barito Pacific Tbk PT	53,307,100	3,591,613
GoTo Gojek Tokopedia Tbk PT(b)	676,719,600	4,238,057
Kalbe Farma Tbk PT	124,175,300	12,944,650
Merdeka Copper Gold Tbk PT(b)	43,367,500	7,074,131
Telkom Indonesia Persero Tbk PT	18,818,900	4,575,926
Unilever Indonesia Tbk PT	17,565,900	4,134,716
		64,014,428
Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	1,747,485	196

Kuwait — 0.3%
Kuwait Finance House KSCP	4,512,727	10,214,173

Malaysia — 2.3%
AMMB Holdings Bhd	11,923,300	10,136,535
Axiata Group Bhd	10,551,600	5,118,829
CIMB Group Holdings Bhd	7,820,100	9,482,867
Malayan Banking Bhd	9,387,700	18,096,290
Maxis Bhd	12,713,400	10,641,112
Press Metal Aluminium Holdings Bhd	5,394,800	5,557,472
Public Bank Bhd	25,669,300	23,529,529
Sime Darby Bhd	18,802,700	9,973,905
		92,536,539
Mexico — 2.0%
Arca Continental SAB de CV	1,184,196	12,091,842
Cemex SAB de CV, NVS(b)	9,295,193	6,459,567
Fomento Economico Mexicano SAB de CV	1,712,861	21,782,925
Grupo Bimbo SAB de CV, Series A	1,302,474	6,572,175
Grupo Financiero Banorte SAB de CV, Class O	2,210,117	20,551,919
Wal-Mart de Mexico SAB de CV	3,544,086	13,893,935
		81,352,363
Netherlands — 0.6%
NEPI Rockcastle NV	3,680,732	22,649,157

Peru — 0.2%
Credicorp Ltd.	68,106	8,549,346

Poland — 0.8%
Allegro.eu SA (a)(b)	1,588,820	11,489,964
Budimex SA	37,306	5,170,292
KGHM Polska Miedz SA	285,243	8,219,532
ORLEN SA	265,412	3,918,296
Santander Bank Polska SA(b)	32,160	3,993,373
		32,791,457
Qatar — 0.6%
Qatar Fuel QSC	474,481	2,071,844
Qatar National Bank QPSC	5,072,054	21,849,002
		23,920,846
Russia — 0.0%
Gazprom PJSC(b)(d)	7,224,690	803
LUKOIL PJSC(d)	725,046	81
Novatek PJSC(d)	1,686,230	187
Novolipetsk Steel PJSC(b)(d)	5,130,970	570
PhosAgro PJSC(b)(d)	249,741	28
PhosAgro PJSC, New(d)	4,826	48
Polyus PJSC(b)(d)	43,646	5
Rosneft Oil Co. PJSC(d)	759,129	84
Sberbank of Russia PJSC(d)	10,004,860	1,112
TCS Group Holding PLC, GDR(b)(d)(e)	124,025	14

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Yandex NV(b)(d)	87,150	$10
		2,942
Saudi Arabia — 3.3%
Al Rajhi Bank	1,355,798	27,636,068
Alinma Bank	1,072,478	10,240,268
Bank AlBilad	616,392	6,285,784
Dr Sulaiman Al Habib Medical Services Group Co.	211,169	15,829,304
Etihad Etisalat Co.	1,332,562	16,410,600
Mobile Telecommunications Co.	1,699,002	6,394,288
Riyad Bank	1,401,328	9,979,819
Saudi Arabian Mining Co.(b)	705,687	7,499,707
Saudi Basic Industries Corp.	1,067,840	22,573,634
Savola Group (The)	916,729	9,163,625
		132,013,097
South Africa — 3.4%
Absa Group Ltd.	430,878	3,973,925
Bidvest Group Ltd. (The)	472,397	5,908,204
FirstRand Ltd.	3,598,407	12,871,326
Gold Fields Ltd.	1,037,775	15,902,235
Impala Platinum Holdings Ltd.	906,574	3,686,324
Kumba Iron Ore Ltd.	339,160	10,655,755
MTN Group Ltd.	1,048,041	5,725,556
Naspers Ltd., Class N	133,265	24,576,536
Nedbank Group Ltd.	802,958	9,106,686
Standard Bank Group Ltd.	583,790	6,200,461
Vodacom Group Ltd.	4,639,947	23,875,067
Woolworths Holdings Ltd.	3,875,492	13,876,836
		136,358,911
South Korea — 12.4%
CJ CheilJedang Corp.	43,080	10,304,003
DB Insurance Co. Ltd.	70,599	4,555,149
Ecopro Co. Ltd.	6,960	4,015,112
Hana Financial Group Inc.	339,511	10,924,287
Hanwha Aerospace Co. Ltd.	49,008	4,793,037
Hanwha Solutions Corp.(b)	153,268	3,951,279
Kakao Corp.	450,350	17,570,305
KB Financial Group Inc.	621,796	25,140,994
LG Chem Ltd.	27,294	10,559,090
LG Corp.	1	65
LG Display Co. Ltd.(b)	435,750	4,217,070
LG Electronics Inc.	53,693	4,274,132
LG H&H Co. Ltd.	14,763	3,816,192
NAVER Corp.	188,584	30,313,721
NCSoft Corp.	20,152	4,080,482
POSCO Future M Co. Ltd.(c)	19,214	4,808,747
POSCO Holdings Inc.	53,798	20,090,621
Samsung C&T Corp.	53,556	4,938,168
Samsung Electro-Mechanics Co. Ltd.	81,996	9,239,900
Samsung Electronics Co. Ltd.	3,003,866	169,381,123
Samsung Engineering Co. Ltd.(b)	196,150	3,824,459
Samsung Fire & Marine Insurance Co. Ltd.	26,353	5,296,771
Samsung SDI Co. Ltd.	32,344	11,777,296
Samsung Securities Co. Ltd.	565,121	17,132,124
Shinhan Financial Group Co. Ltd.	494,572	14,108,127
SK Hynix Inc.	358,575	37,206,270
SK Inc.	287,409	36,361,783
SK Innovation Co. Ltd.(b)	78,637	8,705,530
SKC Co. Ltd.(c)	53,404	3,992,609
Woori Financial Group Inc.	1,086,886	10,956,669
		496,335,115
Security	Shares	Value

Taiwan — 17.5%
Accton Technology Corp.	230,000	$3,924,136
Acer Inc.	26,017,000	29,348,524
ASE Technology Holding Co. Ltd.	1,526,000	6,231,607
Asustek Computer Inc.	425,000	5,358,656
Cathay Financial Holding Co. Ltd.	15,088,769	22,457,052
Chailease Holding Co. Ltd.	1,123,331	6,674,562
Chunghwa Telecom Co. Ltd.	2,909,000	11,121,445
Compal Electronics Inc.	3,921,000	3,878,326
CTBC Financial Holding Co. Ltd.	22,954,000	20,090,345
Delta Electronics Inc.	2,521,000	25,498,157
E.Sun Financial Holding Co. Ltd.	51,075,836	41,828,433
Far EasTone Telecommunications Co. Ltd.	4,781,000	12,681,907
First Financial Holding Co. Ltd.	56,010,213	49,630,268
Fubon Financial Holding Co. Ltd.	12,126,136	24,990,616
Hotai Motor Co. Ltd.	176,000	4,000,000
Lite-On Technology Corp.	3,292,000	11,572,203
MediaTek Inc.	797,000	24,068,998
Mega Financial Holding Co. Ltd.	16,886,982	21,343,736
momo.com Inc.	276,000	4,573,315
Quanta Computer Inc.	905,000	5,858,203
SinoPac Financial Holdings Co. Ltd.	29,884,962	18,068,187
Taishin Financial Holding Co. Ltd.	21,345,438	12,501,551
Taiwan Semiconductor Manufacturing Co. Ltd.	16,882,000	308,807,553
United Microelectronics Corp.	8,478,000	13,257,563
Voltronic Power Technology Corp.	170,000	8,735,157
Wistron Corp.	2,457,000	7,158,510
		703,659,010
Thailand — 2.8%
Advanced Info Service PCL, NVDR	3,112,200	19,304,550
Asset World Corp. PCL, NVDR	59,754,200	6,292,313
Bangkok Dusit Medical Services PCL, NVDR	16,208,800	12,103,992
BTS Group Holdings PCL, NVDR	55,204,200	11,394,054
Delta Electronics Thailand PCL, NVDR	3,830,500	8,481,409
PTT Exploration & Production PCL, NVDR	2,439,100	10,470,311
PTT Oil & Retail Business PCL, NVDR	19,144,800	10,830,262
PTT Public Company Ltd., NVDR	22,448,300	22,175,449
Siam Cement PCL (The), NVDR	1,372,200	11,199,205
		112,251,545
Turkey — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,448,956	5,833,612
Haci Omer Sabanci Holding AS	4,773,982	10,076,942
KOC Holding AS	811,980	3,973,667
Yapi ve Kredi Bankasi AS	11,953,827	7,962,566
		27,846,787
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	5,236,032	11,976,057
Abu Dhabi Islamic Bank PJSC	2,773,842	7,703,962
Aldar Properties PJSC	2,471,052	3,848,666
Emirates Telecommunications Group Co. PJSC	2,865,647	15,075,166
First Abu Dhabi Bank PJSC	3,777,988	14,113,898
		52,717,749

Total Common Stocks — 98.0%
(Cost: $3,953,400,909)		3,930,411,845

Preferred Stocks

Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	2,091,887	6,914,802
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,154,834	11,593,546
Gerdau SA, Preference Shares, NVS	1,267,194	5,625,337

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	629,128	$4,037,779
Petroleo Brasileiro SA, Preference Shares, NVS	3,552,404	25,917,418
		54,088,882
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	76,068	3,849,808

Colombia — 0.2%
Bancolombia SA, Preference Shares, NVS	899,894	6,229,579

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	270,700	12,143,982

Total Preferred Stocks — 1.9%
(Cost: $66,705,619)		76,312,251

Rights

Thailand — 0.0%
SCC Rates, (Expires 12/11/23, Strike Price THB 11.50)	164,955	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.9%
(Cost: $4,020,106,528)		4,006,724,096
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	30,579,717	$30,595,007

Total Short-Term Securities — 0.8%
(Cost: $30,584,653)		30,595,007

Total Investments — 100.7%
(Cost: $4,050,691,181)		4,037,319,103

Liabilities in Excess of Other Assets — (0.7)%		(28,412,257)

Net Assets — 100.0%		$4,008,906,846

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,144,856	$—	$(4,556,686	)(a)	$1,283	$5,554	$30,595,007	30,579,717	$66,428	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	46,478		—
					$1,283	$5,554	$30,595,007		$112,906		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	21	12/15/23	$1,036	$3,274

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$593,022,831	$3,337,385,876	$3,138	$3,930,411,845
Preferred Stocks	60,318,461	15,993,790	—	76,312,251
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	30,595,007	—	—	30,595,007
	$683,936,299	$3,353,379,666	$3,138	$4,037,319,103
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,274	$—	$—	$3,274

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company